Capital Leases (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Leases - Future Minimum Payments [Abstract]
2013	$ 1,267
2014	422
Total minimum lease payments	1,689
Less: imputed interest	(92)
Present value of minimum lease payments	1,597
Current portion of capitalized lease obligations	1,182
Long-term capitalized lease obligations	$ 415